N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Oct. 09, 2024
Amendment Flag	false
C000193957 [Member] | Principal VC Real Estate Securities Account Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account – Class 2